OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
OPERATING SEGMENTS
OPERATING SEGMENTS

32. OPERATING SEGMENTS

The Group has four primary reportable segments, namely mobile, consumer, enterprise, and WIB. The mobile segment provides mobile voice, SMS, value added services, and mobile broadband. The consumer segment provides IndiHome services (bundled service of fixed wireline, pay TV, and internet) and other telecommunication services to residential customers. The enterprise segment provides end-to-end solution to corporate and institutional customers. The WIB segment provides interconnection services, broadband access, information technology services, data, and internet services to other licensed telecommunication operator and international customers. Other segment provides digital content products (music and game), big data, Business to Business (“B2B”) Commerce, and financial services to individual and corporate customers. There are no operating segments that have been aggregated to form the reportable segments.

Management monitors the operating results of the business units separately for the purpose of decision-making about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured on the basis of Indonesian Financial Accounting Standards which differs from IFRS primarily in the accounting for land rights. However, the financing activities and income taxes are managed on group basis and are not separately monitored and allocated to operating segments.

Segment revenues and expenses include inter-segment transactions and are accounted at prices that management believes represent market prices.

	2021
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	84,267	24,930	19,141	14,255	205	142,798	412	143,210
Inter-segment revenues	3,097	187	22,395	18,072	2,395	46,146	(46,146)	—
Total segment revenues	87,364	25,117	41,536	32,327	2,600	188,944	(45,734)	143,210

Segment results	34,435	5,894	(307)	9,192	199	49,413	(5,674)	43,739
Other information
Capital expenditures	(10,548)	(10,444)	(4,514)	(4,756)	(13)	(30,275)	(46)	(30,321)
Depreciation and amortization	(20,333)	(6,566)	(3,909)	(4,702)	(20)	(35,530)	3,816	(31,714)
Provision recognized in current year	(99)	(285)	(13)	5	(33)	(425)	(49)	(474)

	2022
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	85,493	26,354	19,161	15,442	239	146,689	617	147,306
Inter-segment revenues	3,344	195	24,646	19,658	2,486	50,329	(50,329)	—
Total segment revenues	88,837	26,549	43,807	35,100	2,725	197,018	(49,712)	147,306
Segment results	26,122	7,579	831	8,925	(1,063)	42,394	(5,964)	36,430
Other information
Capital expenditures	(12,343)	(9,038)	(5,983)	(6,612)	(5)	(33,981)	(165)	(34,146)
Depreciation and amortization	(21,028)	(6,738)	(3,999)	(5,805)	(19)	(37,589)	4,460	(33,129)
Provision recognized in current year	(128)	(434)	(45)	34	(5)	(578)	11	(567)

	2023
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	85,291	27,713	18,237	16,928	402	148,571	645	149,216
Inter-segment revenues	3,628	(1,106)	26,505	20,333	2,014	51,374	(51,374)	—
Total segment revenues	88,919	26,607	44,742	37,261	2,416	199,945	(50,729)	149,216
Segment results	28,693	7,971	602	9,386	(1,188)	45,464	(4,609)	40,855
Other information
Capital expenditures	(12,370)	(6,434)	(5,073)	(8,964)	(11)	(32,852)	(6)	(32,858)
Depreciation and amortization	(21,248)	(5,828)	(3,884)	(6,135)	(18)	(37,113)	4,544	(32,569)
Provision recognized in current year	(231)	(463)	173	(11)	(5)	(537)	24	(513)

Adjustments and eliminations:

a.	Revenue reconciliation

	2021	2022	2023
Total segment revenues	188,944	197,018	199,945
Revenue from other non-operating segments	412	617	645
Adjustment and inter-segment elimination	(46,146)	(50,329)	(51,374)
Consolidated revenues	143,210	147,306	149,216

b.	Segment results reconciliation

	2021	2022	2023
Total segment results	49,413	42,394	45,464
Loss from other non-operating segments	(1,237)	(1,772)	(2,679)
Adjustment and inter-segment elimination	(613)	(1,041)	1,599
Finance income	558	878	1,061
Finance cost	(4,365)	(4,033)	(4,652)
Share of profit (loss) of long-term investment in associates	(78)	(87)	1
IFRS reconciliation	61	91	61
Consolidated profit before income tax	43,739	36,430	40,855

c.	Capital expenditure reconciliation

	2021	2022	2023
Total segment capital expenditure	(30,275)	(33,981)	(32,852)
Capital expenditure from other non-operating segments	(66)	(175)	(116)
IFRS reconciliation	20	10	110
Consolidated capital expenditure	(30,321)	(34,146)	(32,858)

d.	Depreciation and amortization reconciliation

	2021	2022	2023
Total segment depreciation and amortization	(35,530)	(37,589)	(37,113)
Depreciation and amortization from other non-operating segments	(280)	(263)	(250)
Adjustment and inter-segment elimination	3,994	4,597	4,700
IFRS reconciliation	102	126	94
Consolidated depreciation and amortization	(31,714)	(33,129)	(32,569)

e.	Provision recognized in current year reconciliation

	2021	2022	2023
Total segment provision	(425)	(578)	(537)
Provision recognized from other non-operating segments	(3)	(7)	(5)
Adjustment and inter-segment elimination	(46)	18	29
Consolidated provision recognized in current year	(474)	(567)	(513)

Geographic information:

	2021	2022	2023
External revenues
Indonesia	136,482	139,983	141,157
Abroad	6,728	7,323	8,059
Total	143,210	147,306	149,216

The revenue information above is based on the location of the customers.

There are no revenue from major customer which exceeds 10% of total revenues for the year ended December 31, 2021, 2022, and 2023.

	2022	2023
Non-current operating assets
Indonesia	176,586	184,599
Abroad	3,207	2,932
Total	179,793	187,531

Non-current operating assets for segment reporting purpose consist of property and equipment and intangible assets.